Share based compensation - Option Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2023
Share based compensation
Risk free interest rate	2.20%
Expected dividend yield	0.00%
Expected volatility	57.87%
Exercise multiples	2.2
Contractual life	10